Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Intangible assets and goodwill	Intangible assets and goodwill
14.1    Reconciliation of changes in intangible assets and goodwill

As of December 31, 2025
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	11,913
Mining rights	Finite	133,073
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	—
Intellectual property	Finite	11,732
Corfo contract (1)	Finite	2,388,252
Other intangible assets	Finite	3,173
Intangible assets other than goodwill		2,553,052
Goodwill	Indefinite	958
Total Intangible Asset		2,554,010
(1)Corfo Contract 2031-2060

As of December 31, 2024
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	8,430
Mining rights	Finite	133,119
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	3,791
Intellectual property	Finite	14,761
Other intangible assets	Finite	2,958
Intangible assets other than goodwill		167,968
Goodwill	Indefinite	948
Total Intangible Asset		168,916
a)    Movements in identifiable intangible assets as of December 31, 2025:

Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Water rights Finite	Intellectual property	Corfo contract (2)	Other intangible assets	Goodwill	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2025	8,430	133,119	4,909	3,791	14,761	—	2,958	948	168,916
Additions	5,928	2,156	—	—	—	2,388,252	329	—	2,396,665
Amortization for the year	(6,623)	(1,824)	—	(3,791)	(1,552)	—	(232)	—	(14,022)
Impairment losses recognized in income for the period	—	—	—	—	—	—	—	10	10
Other increases / decreases for foreign currency exchange rates	7	—	—	—	—	—	95	—	102
Other increases (decreases)	4,171	(378)	—	—	(1,477)		23	—	2,339
Subtotal	3,483	(46)	—	(3,791)	(3,029)	2,388,252	215	10	2,385,094
As of December 31, 2025	11,913	133,073	4,909	—	11,732	2,388,252	3,173	958	2,554,010
Historical cost	53,957	164,270	7,420	18,000	16,103	2,388,252	5,761	4,501	2,658,264
Accumulated amortization	(42,044)	(31,197)	(2,511)	(18,000)	(4,371)	—	(2,588)	(3,543)	(104,254)
At January 1, 2024	3,190	134,924	4,909	7,580	5,201	—	70	958	156,832
Additions	6,700	—	—	—	10,130	—	378	—	17,208
Amortization for the year	(1,430)	(1,608)	—	(3,789)	(805)	—	(126)	—	(7,758)
Impairment losses recognized in income for the year (1)	—	—	—	—	—	—	—	(10)	(10)
Other increases / decreases for foreign currency exchange rates	(41)	3,694	—	—	—	—	(24)	—	3,629
Other increases (decreases)	11	(3,891)	—	—	235	—	2,660	—	(985)
Subtotal	5,240	(1,805)	—	(3,789)	9,560	—	2,888	(10)	12,084
As of December 31, 2024	8,430	133,119	4,909	3,791	14,761	—	2,958	948	168,916
Historical cost	43,851	162,492	7,420	18,000	17,580	—	5,314	4,491	259,148
Accumulated amortization	(35,421)	(29,373)	(2,511)	(14,209)	(2,819)	—	(2,356)	(3,543)	(90,232)
(1)See Note 21.5.
(2)This corresponds to the asset contributed by Tarar (Corfo Contract), which was assigned to Nova Andino Litio SpA.
(b)    Movements in identifiable goodwill as of December 31, 2025 and 2024:

Accumulated impairment Movements in identifiable goodwill	Goodwill at the beginning of period January 1, 2025	Additional recognition	Impairment losses recognized in income for the year (-)	Total increase (decrease)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	138	10	—	10	148
SQM Investment Corporation	86	—	—	—	86
SQM Potasio SpA	724	—	—	—	724
Ending balance	948	10	—	10	958

Accumulated impairment Movements in identifiable goodwill	Goodwill at the beginning of period January 1, 2024	Additional recognition	Impairment losses recognized in income for the year (-)	Total increase (decrease)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	148	—	(10)	(10)	138
SQM Investment Corporation	86	—	—	—	86
SQM Potasio SpA	724	—	—	—	724
Ending balance	958	—	(10)	(10)	948